Employee benefits - Fair value of plan assets (Details) - Defined pension benefits - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 10,435	$ 9,745
Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	231	209
Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,710	1,472
Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	339	363
Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,534	1,521
Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,769	3,496
Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	805	729
Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,433	1,381
Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	123	121
Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	253	288
Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	211	139
Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1	2
Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	26	24
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	846	935
Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	224	209
Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	521	524
Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	101	202
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	7,890	7,249
Level 2 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	7
Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,687	1,433
Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	339	363
Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,013	997
Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,738	3,496
Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	805	729
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	123	121
Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	152	86
Level 2 | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	26	24
Not subject to leveling
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,699	1,561
Not subject to leveling | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	23	39
Not subject to leveling | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	31
Not subject to leveling | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,433	1,381
Not subject to leveling | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	211	139
Not subject to leveling | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 1	$ 2